Document and Entity Information	Apr. 21, 2026
Cover [Abstract]
Entity Address, State or Province	DC
Security 12b Title	Class A common stock, par value $0.0001 per share
Security Exchange Name	NYSEArca
Amendment Flag	false
Entity Central Index Key	0001823466
Document Type	8-K
Document Period End Date	Apr. 21, 2026
Entity Registrant Name	FISCALNOTE HOLDINGS, INC.
Trading Symbol	NOTE
Entity Incorporation State Country Code	DE
Entity File Number	001-39672
Entity Tax Identification Number	88-3772307
Entity Address, Address Line One	1201 Pennsylvania Avenue NW
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Washington
Entity Address, Postal Zip Code	20004
City Area Code	(202)
Local Phone Number	793-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false